FAIR VALUE MEASUREMENTS - Narratives (FY) (Details)	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Jun. 14, 2022 shares	Jun. 13, 2022 $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, noncurrent | $	$ 6,000	$ 3,000	$ 338,000
Measurement Input, Share Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input | $ / shares	0.0004	0.0002	0.0211
Estimate of Fair Value Measurement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, noncurrent | $	$ 6,400	$ 3,200	$ 300,000
Redeemable Warrants | Class A common stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding (in shares) | shares					10,000,000
Exercise price of warrants (in dollars per share) | $ / shares					$ 11.5
Number of shares issuable per each warrant (in shares) | shares				1
Private Placement Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding (in shares) | shares				6,000,000
Exercise price of warrants (in dollars per share) | $ / shares					$ 11.5
Public And Private Warrants | Estimate of Fair Value Measurement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, noncurrent | $		$ 3,200	$ 300,000